Schedule of average number of employee (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total	14	41	60
Sales and Business Development [Member]
IfrsStatementLineItems [Line Items]
Total	2	11	4
Central services and management [member]
IfrsStatementLineItems [Line Items]
Total	6	14	10
Production [member]
IfrsStatementLineItems [Line Items]
Total	1	16	46
Data Center [Member]
IfrsStatementLineItems [Line Items]
Total	5